Asset Under Development	6 Months Ended
Jun. 30, 2017
Extractive Industries [Abstract]
Asset Under Development
ASSET UNDER DEVELOPMENT

(in thousands of $)	June 30, 2017	December 31, 2016
Purchase price installments	733,109	653,378
Interest costs capitalized	75,680	53,985
Other costs capitalized	47,160	24,630
	855,949	731,993

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel. Following the payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. The Hilli FLNG conversion is nearing completion and no major issues have been identified.

The total estimated conversion, vessel and site commissioning cost for the Hilli is approximately $1.3 billion. As at June 30, 2017, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	June 30, 2017
Payable within 6 months to December 31, 2017	289,374
Payable within 12 months to December 31, 2018	76,609
365,983